GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
GEOGRAPHICAL INFORMATION
Schedule of geographical information

As at and for the year ended December 31, 2023 ($ thousands)	U.S.	Canada	Total
Crude oil and natural gas sales	$1,663,016	$—	$1,663,016
Depletion, depreciation, accretion and impairment	359,756	17,739	377,495
Property, plant and equipment	1,518,656	2,572	1,521,228
Deferred income tax asset	—	133,023	133,023
Deferred income tax liability	117,556	—	117,556

As at and for the year ended December 31, 2022 ($ thousands)	U.S.	Canada	Total
Crude oil and natural gas sales	$2,205,876	$147,498	$2,353,374
Depletion, depreciation, accretion and impairment	286,438	22,929	309,367
Property, plant and equipment	1,329,545	4,044	1,333,589
Deferred income tax asset	—	154,998	154,998
Deferred income tax liability	55,361	—	55,361

As at and for the year ended December 31, 2021 ($ thousands)	U.S.	Canada	Total
Crude oil and natural gas sales	$1,355,255	$127,320	$1,482,575
Depletion, depreciation, accretion and impairment	246,949	27,807	274,756
Property, plant and equipment	1,179,070	88,322	1,267,392
Deferred income tax asset	162,582	218,276	380,858